Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Clearwater Investment Trust
Entity Central Index Key	0000811161
Document Period End Date	Jun. 30, 2024
C000073549 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater International Fund
Class Name	Clearwater International Fund
Trading Symbol	QCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clearwater International Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Six Months (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Fund	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 1,040,828,043
Holdings Count | Holding	882
Advisory Fees Paid, Amount	$ 5,109,741
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,040,828,043
Total number of portfolio holdings	882
Total advisory fees paid	$5,109,741
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Arch Capital Group Ltd.	2.04%
Novo Nordisk A/S, Class B	1.90%
Safran S.A.	1.65%
UBS Group A.G. (Registered)	1.52%
Novartis A.G. (Registered)	1.21%
Samsung Electronics Co. Ltd.	1.21%
ASML Holding N.V. (Registered)	1.18%
Astrazeneca PLC	1.17%
ABB Ltd. (Registered)	1.16%
Unilever PLC	1.08%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Arch Capital Group Ltd.	2.04%
Novo Nordisk A/S, Class B	1.90%
Safran S.A.	1.65%
UBS Group A.G. (Registered)	1.52%
Novartis A.G. (Registered)	1.21%
Samsung Electronics Co. Ltd.	1.21%
ASML Holding N.V. (Registered)	1.18%
Astrazeneca PLC	1.17%
ABB Ltd. (Registered)	1.16%
Unilever PLC	1.08%

C000002050 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Core Equity Fund
Class Name	Clearwater Core Equity Fund
Trading Symbol	QWVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clearwater Core Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Six Months (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Core Equity Fund	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,015,337,164
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 4,224,881
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,015,337,164
Total number of portfolio holdings	541
Total advisory fees paid	$4,224,881
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.50%
NVIDIA Corp.	6.22%
Apple, Inc.	5.98%
Amazon.Com, Inc.	3.16%
Meta Platforms, Inc., Class A	2.71%
Alphabet, Inc., Class A	2.51%
Berkshire Hathaway, Inc., Class B	1.65%
Broadcom, Inc.	1.45%
Alphabet, Inc., Class C	1.44%
Eli Lilly & Co.	1.12%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.50%
NVIDIA Corp.	6.22%
Apple, Inc.	5.98%
Amazon.Com, Inc.	3.16%
Meta Platforms, Inc., Class A	2.71%
Alphabet, Inc., Class A	2.51%
Berkshire Hathaway, Inc., Class B	1.65%
Broadcom, Inc.	1.45%
Alphabet, Inc., Class C	1.44%
Eli Lilly & Co.	1.12%

C000002052 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Tax-Exempt Bond Fund
Class Name	Clearwater Tax-Exempt Bond Fund
Trading Symbol	QWVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clearwater Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Six Months (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Tax-Exempt Bond Fund	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 742,764,014
Holdings Count | Holding	754
Advisory Fees Paid, Amount	$ 2,136,085
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$742,764,014
Total number of portfolio holdings	754
Total advisory fees paid	$2,136,085
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
MINNESOTA ST HSG FIN AGY	0.69%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.69%
UTAH ST HSG CORP	0.69%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.69%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.59%
UTAH ST HSG CORP	0.55%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.54%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.53%
UTAH ST HSG CORP	0.51%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.49%
State Allocation

Largest Holdings [Text Block]
Top Ten Holdings
MINNESOTA ST HSG FIN AGY	0.69%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.69%
UTAH ST HSG CORP	0.69%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.69%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.59%
UTAH ST HSG CORP	0.55%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.54%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.53%
UTAH ST HSG CORP	0.51%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.49%

C000002051 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Select Equity Fund
Class Name	Clearwater Select Equity Fund
Trading Symbol	QWVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clearwater Select Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Six Months (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Select Equity Fund	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 419,273,159
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 2,842,098
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$419,273,159
Total number of portfolio holdings	1,070
Total advisory fees paid	$2,842,098
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Steelcase, Inc., Class A	1.35%
Malibu Boats, Inc., Class A	0.99%
Gildan Activewear, Inc.	0.94%
WSFS Financial Corp.	0.94%
Columbia Banking System, Inc.	0.90%
American Woodmark Corp.	0.85%
CNO Financial Group, Inc.	0.83%
Air Lease Corp.	0.79%
Glacier Bancorp, Inc.	0.77%
Winnebago Industries, Inc.	0.76%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Steelcase, Inc., Class A	1.35%
Malibu Boats, Inc., Class A	0.99%
Gildan Activewear, Inc.	0.94%
WSFS Financial Corp.	0.94%
Columbia Banking System, Inc.	0.90%
American Woodmark Corp.	0.85%
CNO Financial Group, Inc.	0.83%
Air Lease Corp.	0.79%
Glacier Bancorp, Inc.	0.77%
Winnebago Industries, Inc.	0.76%